Revenue - Schedule of Disaggregation of Revenue (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
Disaggregation of Revenue [Line Items]
Revenue	$ 2,120,159	$ 2,020,251	$ 4,210,545	$ 3,998,829
Clients 1-5
Disaggregation of Revenue [Line Items]
Revenue	523,535	529,792	1,067,495	1,092,220
Clients 6-10
Disaggregation of Revenue [Line Items]
Revenue	308,689	284,382	628,424	563,908
Clients 11-25
Disaggregation of Revenue [Line Items]
Revenue	458,119	420,880	886,149	829,047
Other
Disaggregation of Revenue [Line Items]
Revenue	$ 829,816	$ 785,197	$ 1,628,477	$ 1,513,654